Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary share, par value	$ 0.001	$ 0.001
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares issued	59,564,571	15,564,571
Ordinary share, shares outstanding	59,564,571	15,564,571